Borrowings - Narrative (Details) € in Thousands			1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 08, 2020 EUR (€)	May 01, 2020	May 31, 2020 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 08, 2020 USD ($)	May 31, 2020 USD ($)
Borrowings
Proceeds from non-convertible notes						$ 0	$ 61,361
Minimum base rate for interest			1.00%
Fixed interest rate percentage			1.00%						1.00%
Base Rate
Borrowings
Minimum base rate for interest			1.00%
Fixed interest rate percentage			1.00%						1.00%
Loans from Maltese government | Trust Stamp Malta Limited
Borrowings
Potential repayable advance	€ 800		€ 800					$ 858,000	$ 858,000
Percentage of payroll cost covered by advance	75.00%	75.00%
Term of payroll costs covered by advance	24 months	24 months
Employment term for receiving advances	36 months	36 months
Proceeds from non-convertible notes				$ 892,000		$ 884,000
Spread on variable rate			2.00%
Loan interest rate				6.50%	4.50%	4.50%	2.50%
Loans from Maltese government | Trust Stamp Malta Limited | Minimum
Borrowings
Percentage of pre-tax profits per annum to be repaid			10.00%
Loans from Maltese government | Trust Stamp Malta Limited | Maximum
Borrowings
Percentage of pre-tax profits per annum to be repaid			15.00%
Loans from Maltese government | Trust Stamp Malta Limited | Base Rate
Borrowings
Spread on variable rate			2.00%
Loans from Maltese government | Trust Stamp Malta Limited | Base Rate | Minimum
Borrowings
Percentage of pre-tax profits per annum to be repaid			10.00%
Loans from Maltese government | Trust Stamp Malta Limited | Base Rate | Maximum
Borrowings
Percentage of pre-tax profits per annum to be repaid			15.00%